NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Schedule of fair value of assets acquired and liabilities

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of April 30, 2021:

	April 30, 2021	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$148,957	$—	$—	$148,957
Totals	$148,957	$—	$—	$148,957

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of January 31, 2021and January 31, 2020:

	January 31, 2021	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$213,741	$—	$—	$213,741
Totals	$213,741	$—	$—	$213,741

	January 31, 2020	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$2,611,125	$—	$—	$2,611,125
Totals	$2,611,125	$—	$—	$2,611,125

Schedule of disaggregation of Revenue

The following table shows revenue split between proprietary and third party website revenue for the three months ended April 30, 2021 and 2020:

			Change
	2021	2020	$	%
Proprietary website revenue	$2,123,101	1,109,106	$1,013,995	91%
Third party website revenue	1,605,683	890,965	714,718	80%
Total Revenue	$3,728,784	$2,000,071	$1,728,713	86%

The following table shows revenue split between proprietary and third party website revenue for the years ended January 31, 2021 and 2020:

			Change
	2021	2020	$	%
Proprietary website revenue	$4,200,624	$3,246,351	$954,273	29%
Third party website revenue	3,970,731	4,939,863	(969,132)	(20%	)
Total Revenue	$8,171,355	$8,186,214	$(14,859)	0%